Provisions - Restructuring-related provision (Detail) - Restructuring provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions [Line Items]
Other provisions	€ 117	€ 156	€ 114	€ 112
Additional provisions, other provisions	118	175	136
Provision used, other provisions	122	97	98
Unused provision reversed, other provisions	32	34	37
Increase (decrease) through transfers and other changes, other provisions	(4)	(1)
Diagnosis & Treatment [Member]
Provisions [Line Items]
Other provisions	33	61	57	45
Additional provisions, other provisions	36	51	62
Provision used, other provisions	47	37	38
Unused provision reversed, other provisions	16	10	12
Increase (decrease) through transfers and other changes, other provisions	(1)	0
Connected Care [Member]
Provisions [Line Items]
Other provisions	17	28	22	15
Additional provisions, other provisions	17	33	24
Provision used, other provisions	21	16	10
Unused provision reversed, other provisions	5	9	8
Increase (decrease) through transfers and other changes, other provisions	(2)	(2)
Personal Health [Member]
Provisions [Line Items]
Other provisions	28	25	9	6
Additional provisions, other provisions	30	33	8
Provision used, other provisions	22	12	5
Unused provision reversed, other provisions	3	4	1
Increase (decrease) through transfers and other changes, other provisions	(1)	0
Other [Member]
Provisions [Line Items]
Other provisions	38	42	26	45
Additional provisions, other provisions	35	57	42
Provision used, other provisions	31	31	€ 45
Unused provision reversed, other provisions	7	11		€ 16
Increase (decrease) through transfers and other changes, other provisions	€ 0	€ 0